Derivative on Convertible Notes (Tables) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
DisclosureOfDerivativeOnConvertibleNotesLineItems [Line Items]
Disclosure of Detailed Information About Derivative on Convertible Notes
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Derivative on Convertible Notes	1,110	4,112	-	-